(Loss) / Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
(Loss) / Earnings per Share [Abstract]
Net (loss) / income	$ (3,507)	$ 9,606
Less: Dividends to non-vested participating securities	(76)	0
Net (loss) / income attributable to common shareholders	(3,583)	9,606
Net (loss) / income attributable to common shareholders, diluted	$ (3,583)	$ 9,606
Weighted average common shares outstanding, basic (in shares)	18,196,521	17,243,721
Effect of Dilutive Securities [Abstract]
Warrants (in shares)	0	307,814
Non-vested participating securities (in shares)	0	255,953
Weighted average common shares outstanding, diluted (in shares)	18,196,521	17,807,488
Net (loss) / income per share attributable to common shareholders, basic (in dollars per share)	$ (0.2)	$ 0.56
Net (loss) / income per share attributable to common shareholders, diluted (in dollars per share)	$ (0.2)	$ 0.54
Non-vested participating shares (in shares)	1,510,356